Note 22 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost	€ 496,720	€ 473,835	€ 459,662
Liabilities due to central banks	14,668	20,309	38,323
Deposits from banks	34,406	40,039	26,935
Deposits from customers	447,646	413,487	394,404	[2]
Debt instruments issued at amortised cost	69,867	68,707	55,429	[3]
Other financial liabilities	17,753	15,046	14,081	[3],[4]
Financial liabilities at amortised cost	584,339	557,589	529,172	[3]
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	657	159	205
Deposits from banks	6,977	6,629	11,434
Deposits from customers	331,780	317,543	316,082
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	6,369	12,203	33,534
Deposits from banks	15,049	12,871	11,787
Deposits from customers	106,658	91,740	76,063
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7,642	7,947	4,584
Deposits from banks	12,380	20,539	3,714
Deposits from customers	€ 9,208	€ 4,204	€ 2,259

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).